Income Taxes - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax relating to components of other comprehensive income [abstract]
Income tax using the statutory tax rate of each country	(33.60%)	28.54%	33.49%
Non-deductible expenses, percentage	(40.07%)	2.72%	3.39%
Tax credits, percentage	117.27%	(10.64%)	(11.45%)
Change in unrecognized deferred tax assets	(70.94%)	(0.50%)	5.52%
Adjustment for prior years	(90.00%)
Effect on change in tax rate, percentage	15.68%	(3.10%)
Others, percentage	5.25%	(0.06%)	(1.72%)
Actual effective tax rate		16.96%	29.23%
Profit (loss) before income taxes	₩ (91,366)	₩ 2,332,632	₩ 1,316,233
Income tax using the statutory tax rate of each country, amount	30,695	665,733	440,753
Non-deductible expenses, amount	36,608	63,416	44,606
Tax credits, amount	(107,146)	(248,191)	(150,663)
Change in unrecognized deferred tax assets, amount	64,818	(11,708)	72,678
Adjustment for prior years	82,225
Effect on change in tax rate (Note 24(d))	(14,326)	(72,376)
Others	(4,797)	(1,294)	(22,649)
Actual income tax expense	₩ 88,077	₩ 395,580	₩ 384,725